PGIM Jennison Growth Fund
Schedule of Investments as of June 30, 2021 (unaudited)
Description	Shares	Value
Long-Term Investments 99.7%
Common Stocks
Aerospace & Defense 0.8%
Safran SA (France)	517,068	$71,702,661
Automobiles 4.9%
Tesla, Inc.*	610,184	414,742,065
Capital Markets 1.3%
Goldman Sachs Group, Inc. (The)	117,087	44,438,029
S&P Global, Inc.(a)	163,755	67,213,240
		111,651,269
Entertainment 4.1%
Netflix, Inc.*	376,833	199,046,959
ROBLOX Corp. (Class A Stock)*	591,265	53,202,025
Spotify Technology SA*	345,356	95,176,660
		347,425,644
Food & Staples Retailing 1.1%
Costco Wholesale Corp.	246,458	97,516,037
Health Care Equipment & Supplies 2.2%
Danaher Corp.	336,111	90,198,748
Dexcom, Inc.*(a)	128,123	54,708,521
Intuitive Surgical, Inc.*	44,896	41,288,157
		186,195,426
Health Care Providers & Services 0.7%
UnitedHealth Group, Inc.	157,268	62,976,398
Hotels, Restaurants & Leisure 2.4%
Airbnb, Inc. (Class A Stock)*	527,199	80,735,255
Chipotle Mexican Grill, Inc.*	63,206	97,990,790
Marriott International, Inc. (Class A Stock)*	182,245	24,880,087
		203,606,132
Interactive Media & Services 13.5%
Alphabet, Inc. (Class A Stock)*	100,816	246,171,501
Alphabet, Inc. (Class C Stock)*	93,773	235,025,145
Facebook, Inc. (Class A Stock)*	974,903	338,983,522

PGIM Jennison Growth Fund
Schedule of Investments as of June 30, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Interactive Media & Services (cont’d.)
Match Group, Inc.*	1,058,529	$170,687,801
Snap, Inc. (Class A Stock)*	2,295,826	156,437,584
		1,147,305,553
Internet & Direct Marketing Retail 7.8%
Amazon.com, Inc.*	175,864	605,000,298
MercadoLibre, Inc. (Argentina)*	40,062	62,408,183
		667,408,481
IT Services 18.4%
Adyen NV (Netherlands), 144A*	63,804	156,192,214
Mastercard, Inc. (Class A Stock)	415,084	151,543,018
Okta, Inc.*	121,898	29,826,003
PayPal Holdings, Inc.*	674,032	196,466,847
Shopify, Inc. (Canada) (Class A Stock)*	272,330	397,868,683
Snowflake, Inc. (Class A Stock)*	203,501	49,206,542
Square, Inc. (Class A Stock)*	669,967	163,337,955
Twilio, Inc. (Class A Stock)*	496,802	195,819,476
Visa, Inc. (Class A Stock)(a)	964,339	225,481,745
		1,565,742,483
Multiline Retail 1.5%
Target Corp.	528,369	127,727,922
Personal Products 1.9%
Estee Lauder Cos., Inc. (The) (Class A Stock)	505,017	160,635,807
Pharmaceuticals 1.5%
Eli Lilly & Co.	564,578	129,581,943
Road & Rail 2.8%
Uber Technologies, Inc.*	3,088,106	154,775,873
Union Pacific Corp.	381,594	83,923,968
		238,699,841
Semiconductors & Semiconductor Equipment 6.1%
NVIDIA Corp.	467,258	373,853,126
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	1,203,459	144,607,633
		518,460,759

PGIM Jennison Growth Fund
Schedule of Investments as of June 30, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Software 14.9%
Adobe, Inc.*	495,954	$290,450,500
Atlassian Corp. PLC (Class A Stock)*	304,467	78,205,394
Crowdstrike Holdings, Inc. (Class A Stock)*	562,552	141,374,943
DocuSign, Inc.*	311,986	87,221,926
Microsoft Corp.	1,262,989	342,143,720
RingCentral, Inc. (Class A Stock)*	153,573	44,625,242
salesforce.com, Inc.*	598,043	146,083,964
Trade Desk, Inc. (The) (Class A Stock)*(a)	1,058,837	81,911,630
Workday, Inc. (Class A Stock)*	227,936	54,417,441
		1,266,434,760
Specialty Retail 2.8%
Carvana Co.*	333,999	100,807,578
Home Depot, Inc. (The)	121,791	38,837,932
TJX Cos., Inc. (The)	1,487,970	100,318,938
		239,964,448
Technology Hardware, Storage & Peripherals 4.5%
Apple, Inc.	2,818,011	385,954,787
Textiles, Apparel & Luxury Goods 6.5%
Kering SA (France)	154,669	135,716,012
Lululemon Athletica, Inc.*	281,362	102,688,689
LVMH Moet Hennessy Louis Vuitton SE (France)	220,181	172,918,008
NIKE, Inc. (Class B Stock)	943,950	145,830,836
		557,153,545

Total Long-Term Investments (cost $3,370,377,507)		8,500,885,961

Short-Term Investments 4.1%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wa)	7,385,665	7,385,665

PGIM Jennison Growth Fund
Schedule of Investments as of June 30, 2021 (unaudited) (continued)
Description	Shares	Value

Affiliated Mutual Funds (Continued)
PGIM Institutional Money Market Fund (cost $341,049,584; includes $341,033,295 of cash collateral for securities on loan)(b)(wa)	341,493,110	$341,288,214

Total Short-Term Investments (cost $348,435,249)		348,673,879

TOTAL INVESTMENTS 103.8% (cost $3,718,812,756)		8,849,559,840
Liabilities in excess of other assets (3.8)%		(327,779,808)

Net Assets 100.0%		$8,521,780,032

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR—American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $332,516,696; cash collateral of $341,033,295 (included in liabilities) was received with which the Series purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Series may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Series, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
Other information regarding the Series is available in the Series’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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